Certain risks and concentration - Fair value measurement - Equity securities without readily determinable fair value (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($) item	Dec. 31, 2021 USD ($)
Certain risks and concentration
Impairment charges to investments | $	$ 1,034	$ 10,805	$ 4,038
Discount for lack of marketability		0.20
Price-to-sales multiples		7.6
Fair value of investments in equity securities | item		1